Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill [Abstract]
Schedule of carrying amount of goodwill
	IT professional services	Software services	Total
As of January 1, 2021	$69,346	$66,336	$135,682

Acquisition of subsidiaries	5,068	3,477	8,545
Measurement period adjustments	321	558	879
Foreign currency translation adjustments	868	829	1,697

As of December 31, 2021	$75,603	$71,200	$146,803
Acquisition of subsidiaries	19,622	2,705	22,327
Measurement period adjustments	(902)	(176)	(1,078)
Foreign currency translation adjustments	(4,326)	(5,027)	(9,353)

As of December 31, 2022	$89,997	$68,702	$158,699

Schedule of assessment for goodwill impairment
	December 31, 2022
	IT professional services	Software services
Carrying amount	$185,549	$85,325
Weighted average cost of capital	14.2%	13.4%
Terminal value growth rate	3%	3%